Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 61,101	$ 72,565	$ 134,013
Operating lease liability, current	24,250	22,731	234,043
Operating lease liability, non-current	37,414	49,974
Total operating lease liabilities	$ 61,664	$ 72,705	$ 234,043
Weighted-average remaining lease term:
Operating leases (in years)	2 years 3 months 29 days	2 years 9 months 29 days	9 months 3 days
Weighted-average discount rate:
Operating leases	9.40%	9.40%	6.76%